Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
6.	Goodwill and Intangible Assets

There have been no changes in the carrying amount of goodwill since its recognition in 2015.

Intangible assets subject to amortization as of December 31, 2018 and September 30, 2019 consisted of the following (in thousands):

	December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Acquired developed technology	$20,000	$(6,636)	$13,364
Purchased intellectual property	325	(63)	262

Balance at December 31, 2018	$20,325	$(6,699)	$13,626

	September 30, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(unaudited)
Acquired developed technology	$20,000	$(7,882)	$12,118
Purchased intellectual property	325	(87)	238

Balance at September 30, 2019	$20,325	$(7,969)	$12,356

The developed technology was acquired in connection with our acquisition of Sequenta, Inc. (“Sequenta”) in 2015. The remaining balance of the acquired technology and the purchased intellectual property is expected to be amortized over the next approximately 7.3 years.

As of September 30, 2019, expected future amortization expense for intangible assets was as follows (in thousands) (unaudited):

2019	$428
2020	1,698
2021	1,698
2022	1,698
2023	1,698
Thereafter	5,136

Total future amortization expense	$12,356

7.	Goodwill and Intangible Assets

Intangible assets subject to amortization as of the dates presented consist of the following (in thousands):

	December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Acquired developed technology	$20,000	$(4,969)	$15,031
Purchased intellectual property	325	(31)	294

Balance at December 31, 2017	$20,325	$(5,000)	$15,325

	December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Acquired developed technology	$20,000	$(6,636)	$13,364
Purchased intellectual property	325	(63)	262

Balance at December 31, 2018	$20,325	$(6,699)	$13,626

The developed technology was acquired in connection with our acquisition of Sequenta, Inc. in 2015. The remaining balance of the acquired technology and the purchased intellectual property is expected to be amortized over the next approximately eight years in the amount of $1.7 million per year. There have been no changes in the carrying amount of goodwill since its recognition in 2015.